Summary of Significant Accounting Policies - Future Amortization Expense (Detail)	Dec. 31, 2015 USD ($)
Finite-Lived Intangible Assets [Line Items]
2016	$ 99,343
2017	99,343
2018	99,343
2019	99,343
2020 and thereafter	519,435
Net Amount	916,807
Patents And Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
2016	73,370
2017	73,370
2018	73,370
2019	73,370
2020 and thereafter	372,255
Net Amount	665,735
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
2016	25,973
2017	25,973
2018	25,973
2019	25,973
2020 and thereafter	147,180
Net Amount	$ 251,072